Average Annual Total Returns{- Fidelity Simplicity RMD Income Fund} - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-09 - Fidelity Simplicity RMD Income Fund	Fidelity Simplicity RMD Income Fund Return Before Taxes Past 1 year	Fidelity Simplicity RMD Income Fund Return Before Taxes Past 5 years	Fidelity Simplicity RMD Income Fund Return Before Taxes Past 10 years	Fidelity Simplicity RMD Income Fund After Taxes on Distributions Past 1 year	Fidelity Simplicity RMD Income Fund After Taxes on Distributions Past 5 years	Fidelity Simplicity RMD Income Fund After Taxes on Distributions Past 10 years	Fidelity Simplicity RMD Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Simplicity RMD Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Simplicity RMD Income Fund After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZND Past 1 year	IXZND Past 5 years	IXZND Past 10 years
Total	10.63%	4.37%	6.15%	9.56%	3.11%	5.12%	6.46%	3.02%	4.59%	8.72%	3.05%	3.75%	10.85%	4.59%	6.39%